Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

The Company evaluated subsequent events (other than those disclosed above), until the date these interim condensed consolidated financial statements were available to be issued.

(a)	On July 24, 2024, 625,000 restricted common shares were granted under the 2024 Plan to Company directors, officers as well as other employees and persons who provide services to the Company and its subsidiaries and employees of any management company. The restricted shares are scheduled to vest upon satisfaction of the time-based and performance-based conditions as follows: 25% of the shares granted to each recipient on January 1, 2025, 25% to vest on July 1, 2025, 25% to vest on January 1, 2026, and 25% to vest on July 1, 2026.

(b)	On July 30, 2024, the Company paid dividends of $0.59375 per share on its 9.50% Series F Preferred Shares.

(c)	On August 27, 2024, the Company signed two shipbuilding contracts for the construction of two LR1 tankers (Hull 0307385 and Hull 0307386).

(d)	On August 28, 2024, the Company paid dividends of $0.57812 per share on its 9.25% Series E Preferred Shares.

(e)	On September 11, 2024, the Company declared its second semi-annual dividend of $0.90 per common share with payment date to be announced later.